CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Comprehensive income (loss)	Comprehensive income (loss)
Beginning Balance at Dec. 31, 2008	$ 289,171	$ 1	$ 36,606	$ 20,483	$ 232,046	$ 289,136	$ 35
Beginning Balance (in shares) at Dec. 31, 2008		485,501,874
Repurchase of ordinary shares (In shares)		(34,938,198)
Repurchase of ordinary shares	(10,130)		(10,130)			(10,130)
Share-based compensation	4,006		4,006			4,006
Foreign currency translation adjustments	(509)			(509)		(509)
Change in Company's ownership interest in subsidiary	1,170		941			941	229
Unrealized loss on other investments	265			265		265
Net Income (loss)	(10,662)				(10,398)	(10,398)	(264)
Net Income (loss)	(10,398)					(10,662)	264
Comprehensive Income Net	(10,642)					(10,906)	264
Ending Balance at Dec. 31, 2009	273,311	1	31,423	20,239	221,648	273,311
Ending Balance (in shares) at Dec. 31, 2009		450,563,676
Repurchase of ordinary shares (In shares)		(24,212,718)
Repurchase of ordinary shares	(9,019)		(9,019)			(9,019)
Share-based compensation	1,532		1,532			1,532
Exercise of share-based awards (in shares)		1,354,350
Exercise of share-based awards	316		316			316
Foreign currency translation adjustments	4,350			4,350		4,350
Acquisition of a subsidiary	10						10
Unrealized loss on other investments	(169)			(169)		(169)
Net Income (loss)	348				384	384	(36)
Net Income (loss)	384					348	36
Comprehensive Income Net	4,565					4,529	36
Ending Balance at Dec. 31, 2010	270,679	1	24,252	24,420	222,032	270,705	(26)
Ending Balance (in shares) at Dec. 31, 2010		427,705,308
Repurchase of ordinary shares (In shares)		(16,594,848)
Repurchase of ordinary shares	(6,251)		(6,251)			(6,251)
Share-based compensation	1,928		1,928			1,928
Exercise of share-based awards (in shares)		2,875,176
Exercise of share-based awards	671		671			671
Foreign currency translation adjustments	8,169			8,169		8,169
Net Income (loss)	3,010				3,005	3,005	5
Net Income (loss)	3,005					3,010	(5)
Comprehensive Income Net	11,174					11,179	(5)
Ending Balance at Dec. 31, 2011	$ 278,206	$ 1	$ 20,600	$ 32,589	$ 225,037	$ 278,227	$ (21)
Ending Balance (in shares) at Dec. 31, 2011		413,985,636